EIC VALUE FUND
Portfolio of Investments
July 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 95.4%
Communication Services — 6.5%
AT&T, Inc.	416,925	$ 9,693,506
Verizon Communications, Inc.	321,210	15,035,840
		24,729,346
Consumer Discretionary — 3.9%
Genuine Parts Co.	65,775	8,180,437
NIKE, Inc., Class B	164,650	6,867,551
		15,047,988
Consumer Staples — 19.5%
Brown-Forman Corp., Class B	184,750	5,307,868
Clorox Co. (The)	85,340	8,152,530
Diageo PLC, SP ADR	111,049	9,778,975
Dollar General Corp.	62,935	7,995,892
Hershey Co. (The)	41,280	7,226,064
Ingredion, Inc.	74,260	7,385,900
Kenvue, Inc.	529,610	10,189,696
Target Corp.	69,900	10,099,851
Unilever PLC, SP ADR	131,222	8,320,787
		74,457,563
Energy — 6.7%
Devon Energy Corp.	196,105	8,850,219
Shell PLC, ADR	66,625	6,128,167
TotalEnergies SE	122,500	10,762,850
		25,741,236
Financials — 20.5%
AGNC Investment Corp., REIT	641,615	6,839,615
Charles Schwab Corp. (The)	49,910	5,252,528
FactSet Research Systems, Inc.	25,270	6,651,064
Globe Life, Inc.	30,488	5,556,438
PayPal Holdings, Inc.	234,775	13,431,478
PNC Financial Services Group, Inc. (The)	29,943	7,481,858
Travelers Cos., Inc. (The)	15,600	5,840,016
Truist Financial Corp.	159,792	8,283,617
US Bancorp	176,690	11,133,237
Wells Fargo & Co.	92,025	7,955,561
		78,425,412
Health Care — 18.8%
Baxter International, Inc.	462,250	12,092,460
GSK PLC, SP ADR	228,577	11,815,145
ICON PLC*	60,835	9,950,477
Medtronic PLC	140,725	12,016,508
Sanofi SA, ADR	175,005	7,539,215
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Solventum Corp.*	80,175	$ 6,850,152
Zimmer Biomet Holdings, Inc.	122,210	11,479,185
		71,743,142
Industrials — 6.6%
Oshkosh Corp.	50,000	7,120,500
Paycom Software, Inc.	39,000	6,394,440
United Parcel Service, Inc., Class B	111,205	11,589,785
		25,104,725
Information Technology — 1.5%
Adobe, Inc.*	23,150	5,796,992
Materials — 2.9%
Barrick Mining Corp.	114,990	4,223,583
PPG Industries, Inc.	62,840	6,945,077
		11,168,660
Real Estate — 6.3%
Healthpeak Properties, Inc., REIT	522,500	11,406,175
NNN REIT, Inc., REIT	102,425	4,867,236
WP Carey, Inc., REIT	106,700	7,853,120
		24,126,531
Utilities — 2.2%
National Fuel Gas Co.	103,200	8,494,392
TOTAL COMMON STOCKS (Cost $265,359,095)		364,835,987

SHORT-TERM INVESTMENT — 4.5%
Money Market Fund — 4.5%
BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund, Hamilton Shares 3.59%(a)	17,180,271	17,180,271
TOTAL SHORT-TERM INVESTMENT (Cost $17,180,271)		17,180,271

TOTAL INVESTMENTS - 99.9% (Cost $282,539,366)		382,016,258
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		533,748
NET ASSETS - 100.0%		$382,550,006

*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at July 31, 2026.

See accompanying Notes to the Quarterly Portfolio of Investments.

EIC VALUE FUND
Portfolio of Investments (Concluded)
July 31, 2026
(Unaudited)
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt
See accompanying Notes to the Quarterly Portfolio of Investments.

EIC VALUE FUND
Notes to the Quarterly Portfolio of Investments
July 31, 2026
(Unaudited)
Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — unadjusted quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund's investments carried at fair value:
	Total Value at 07/31/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks*	$364,835,987	$364,835,987	$—	$—
Short-Term Investment*	17,180,271	17,180,271	—	—
Total Assets	$382,016,258	$382,016,258	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially

EIC VALUE FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
July 31, 2026
(Unaudited)
from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended July 31, 2026, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.
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